Consolidated Statements of Shareholders' Equity (Deficit) (USD $) In Thousands, except Share data	Total	Common stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]
Beginning Balance at Dec. 31, 2011	$ 689	$ 363,822	$ 1	$ (363,134)
Beginning Balance, Shares at Dec. 31, 2011		198,831,216
Issuance of common stock in a private offering, net of issuance costs	5,547	5,547
Issuance of common stock in a private offering, net of issuance costs, Shares		50,000,000
Issuance of common stock under the employee stock purchase plan	77	77
Issuance of common stock under the employee stock purchase plan, Shares		630,752
Issuance of restricted stock awards, Shares		1,884,417
Stock-based compensation	473	473
Net loss	(8,226)			(8,226)
Unrealized loss on available-for-sale investments	(1)		(1)
Ending Balance at Dec. 31, 2012	(1,441)	369,919		(371,360)
Ending Balance, Shares at Dec. 31, 2012		251,346,385
Issuance of common stock in a private offering, net of issuance costs	40,227	40,227
Issuance of common stock in a private offering, net of issuance costs, Shares		333,968,104
Issuance of common stock under the employee stock purchase plan	95	95
Issuance of common stock under the employee stock purchase plan, Shares		865,082
Issuance of restricted stock awards
Issuance of restricted stock awards, Shares		1,213,333
Cancellation of restricted stock awards
Cancellation of restricted stock awards, Shares		(150,000)
Exercise of options	2	2
Exercise of options, Shares	10,000	10,000
Stock-based compensation	421	421
Stock discount on Grifols arrangement	15,943	15,943
Net loss	(21,564)			(21,564)
Ending Balance at Dec. 31, 2013	$ 33,683	$ 426,607		$ (392,924)
Ending Balance, Shares at Dec. 31, 2013		587,252,904